Revenue (Details) - Schedule of Revenue - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	¥ 1,575,780,180	¥ 1,011,063,766	¥ 643,371,949
Sales of Food, Beverage and Packaged Products by Company Owned and Operated Stores [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,405,401,977	938,096,823	617,226,090
Franchise Fees [Member]
Disaggregation of Revenue [Line Items]
Total revenues	15,443,024	4,537,599	1,923,149
Revenues from Other Franchise Support Activities [Member]
Disaggregation of Revenue [Line Items]
Total revenues	66,878,149	18,965,417	9,469,639
Revenues from Wholesale Activities [Member]
Disaggregation of Revenue [Line Items]
Total revenues	27,204,236	6,533,166
Revenue from E-Commerce Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenues	59,067,398	41,635,451	13,117,118
Revenues from Other Activities [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,785,396	1,295,310	1,207,805
Provision of Consumer Research Service to THRI [Member]
Disaggregation of Revenue [Line Items]
Total revenues			¥ 428,148